SEMI-ANNUAL REPORT	JUNE 30, 2000 — UNAUDITED

•  Johnson Growth Fund

•  Johnson Opportunity Fund
•  Johnson Realty Fund
•  Johnson Fixed Income Fund
•  Johnson Municipal Income Fund

INVESTMENT ADVISER:

Johnson Investment Counsel, Inc.

3777 West Fork Road
Cincinnati, Ohio 45247
513-661-3100
800-541-0170

JOHNSON MUTUAL FUNDS	June 30, 2000 — Unaudited

Our Message to You	1

Performance Review and Management Discussion

Growth Fund	2

Opportunity Fund	3

Realty Fund	4

Fixed Income Fund	5

Municipal Income Fund	6

Portfolio of Investments

Growth Fund	7-8

Opportunity Fund	9-10

Realty Fund	11

Fixed Income Fund	12-13

Municipal Income Fund	14-15

Statement of Assets and Liabilities	16

Statement of Operations	17

Statement of Changes in Net Assets

Stock Funds	18

Bond Funds	19

Financial Highlights

Growth Fund	20

Opportunity Fund	21

Realty Fund	22

Fixed Income Fund	23

Municipal Income Fund	24

Notes to the Financial Statements	25-27

Trustees, Officers, Transfer Agent, Fund Accountant, Custodian, Auditors, Legal Counsel	Back Page

OUR MESSAGE TO YOU

August 29, 2000

Dear Shareholder:

Both the broad stock and bond markets experienced relatively flat returns for the first half of 2000. Exceptions to otherwise flat returns were our Opportunity Fund, containing mainly mid-sized firms, which increased 9.13%, and a big advance in our Realty Fund, up 13.80% for the first half. Smaller and more value-based securities have begun to show positive returns while the broad market of larger growth companies are taking a pause from the torrid pace of the past decade.

The Federal Reserve’s increase in interest rates is beginning to provide a brake to our rapidly growing economy, which should be healthy in the long run. Excessively high prices of certain stocks, especially the highflying negative cash flow technology companies, will take more time to adjust to normal market valuations. The sustainability and growth in earnings and cash flows are the major determinates of value in the long run.

On the next several pages, we’ve commented on the performance of each of the Funds for the first half of the year. The first five pages of this Semi-Annual report include a review of each Funds relative performance as compared to the appropriate Index. The remainder of the report lists the stocks and bonds held in each of the funds as well as, other financial data and notes.

Thank you for your continued confidence during this turbulent financial market environment and we appreciate your stance as long-term investors. We will continue to offer our quality approach to security selection and portfolio management to meet your investing goals. As always, please feel free to call if you have questions.

Sincerely,

Timothy E. Johnson, President
Johnson Mutual Funds

GROWTH FUND	Performance Review — June 30, 2000 — Unaudited

$10,000 Initial Investment Since Inception

	Growth Fund	S&P 500 Index

1993	$10,000.0	$10,000.0
6/93	$10,240.0	$10,491.2
1994	$10,596.8	$11,009.8
6/94	$10,009.2	$10,636.9
1995	$10,149.9	$11,154.6
6/95	$11,825.2	$13,409.3
1996	$13,358.6	$15,341.6
6/96	$14,393.3	$16,889.8
1997	$15,609.7	$18,861.7
6/97	$18,284.2	$22,748.8
1998	$20,911.0	$25,152.9
6/98	$24,380.3	$29,611.8
1999	$26,995.4	$32,341.3
6/99	$27,690.9	$36,365.0
2000	$30,047.7	$38,891.0
6/00	$29,382.1	$38,702.0

For periods ending June 30, 2000:

		Average Annual
		Total Returns (a)
	6 Months
	Ended	1	5	7.5 Years
	6/30/00	Year	Years	(b)

Growth Fund	-2.22%	6.11%	19.96%	15.45%
S&P 500 Index	-0.42%	7.25%	23.80%	19.92%

(a) The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The average annual total return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Standard & Poor’s 500 Index.

(b) Inception of the Growth Fund was January 4, 1993.

	As of	As of
Top Ten Holdings:	6/30/00	12/31/99

EMC Corporation	5.4%	3.9%
General Electric	4.1%	3.8%
Microsoft Corporation	4.1%	3.8%
Cisco Systems	4.0%	4.1%
Sun Microsystems, Inc.	3.9%	3.4%
Intel Corporation	3.4%	2.7%
Pfizer Incorporated	3.1%	1.6%	*
Exxon Mobil Corporation	3.0%	3.0%
Texas Instruments	2.8%	0.9%	*
Walgreen Company	2.7%	2.5%	*
* Not in the Top 10 as of 12/31/99.
How did the Growth Fund perform relative to the market?

The rate of return on the Growth Fund for the first half of 2000 was -2.22%. For the same six-month period, the Standard and Poors 500 Index returned -0.42%. U.S. equities, as represented by various market indexes, were generally flat to negative for the period. The Dow Jones Industrial Average returned -6.02% and the NASDAQ Index returned -2.46%.

Only four of the eleven S&P economic sectors experienced positive returns in the six-month period, which were health care (+23%), utilities (+13%), energy (+4%), and technology (+3%). The Growth Fund was helped by having greater weights than the Index in the health care and energy sectors. The technology weight in the Fund was close to that of the S&P 500 Index, and therefore, a rather neutral influence. The Growth Fund did not own any utility stocks and, as a result, did not participate in the good returns available in that sector. Sector weights within the fund did not change significantly during the period. The largest changes were a reduction of the allocation in consumer cyclical stocks from 15% early in the year to 11% as of June 30, 2000 and an increase in the health care allocation from 12% to 15%.

The Growth Fund remains a well-diversified equity fund with a large-cap growth bias. Valuation characteristics are similar to those of the S&P 500 Index. Following four years of very high equity returns, the first half of the year 2000 has been a disappointment. However, many forecasters believe that the Federal Reserve is finished with its program of increasing interest rates which could benefit the stock market for the last half of 2000.

Growth Fund Objective:	Long-Term Capital Growth

Primary Asset Category:	Stocks of Larger-Sized Growth Companies

OPPORTUNITY FUND	Performance Review — June 30, 2000 — Unaudited

$10,000 Initial Investment Since Inception

	Growth Fund	S&P MidCap Index

1994
5/16/94	$10,000.0	$10,000.0
1995	$10,499.1	$10,414.0
6/95	$12,291.2	$12,251.7
1996	$13,152.2	$13,636.6
6/96	$14,364.5	$14,893.4
1997	$16,190.3	$16,258.8
6/97	$18,013.1	$18,371.3
1998	$20,603.9	$21,499.9
6/98	$23,331.3	$23,353.4
1999	$24,503.9	$25,465.0
6/99	$25,843.4	$27,208.0
2000	$27,604.8	$29,233.0
6/00	$30,125.6	$31,849.0

For periods ending June 30, 2000:

		Average Annual
		Total Return (a)
	6 Months
	Ended	1	5	6.1 Years
	6/30/00	Year	Years	(b)

Opportunity Fund	9.13%	16.57%	19.64%	19.82%
S&P MidCap Index	8.98%	16.96%	21.17%	20.77%

(a) The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The average annual total return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Standard & Poor’s MidCap Index.

(b) Inception of the Opportunity Fund was May 16, 1994.

	As of	As of
Top Ten Holdings:	6/30/00	12/31/99

EMC Corporation	5.4%	5.7%
ADC Telecommunication	4.5%	2.3%	*
Forest Laboratories	4.1%	3.0%
Altera Corporation	3.9%	2.6%
Elan Corporation	3.8%	1.1%	*
Vitesse Corporation	3.8%	3.5%
Smith International, Inc.	3.5%	2.6%	*
Devon Energy Corp.	3.3%	1.8%	*
Ecolab, Inc.	3.3%	2.9%	*
Watson Pharmaceutical	3.3%	1.3%	*
* Not in the Top 10 as of 12/31/99.
How did the Opportunity Fund perform relative to the market?

The Opportunity Fund had a return of 9.13% compared to a return of 8.98% on the Standard & Poors MidCap Index (MidCap Index) for the first six months of 2000.

As was the case in the large-cap market, health care was one of the best performing sectors within the S&P MidCap Index with a return of 52%. The energy sector was in fact the strongest sector with a return of 55%. The Opportunity Fund had a greater weighting than the MidCap Index in both of these sectors. The technology and capital goods sectors were also strong performers in the period with returns of 33% and 25%, respectively. The largest allocation in the Opportunity Fund is to the technology sector with a weight of 30% as of June 30, 2000. The most significant changes in the six-month period involved the consumer cyclical and health care sectors. The health care allocation was increased from 10% to 16% in the period while consumer cyclical stocks were reduced from 20% to 13%.

The Opportunity Fund had a portfolio of 56 stocks as of June 30, 2000 with the top ten holdings representing 40% of the total fund value. The portfolio has a growth bias relative to the S&P MidCap Index. Consensus long-term earnings growth is at 24% for the portfolio versus 19% for the index companies. While midcap stock indexes outperformed large-cap indexes in the six-month period, there still remains a large disparity of performance favoring large-cap stocks over the past five years. And as a result, valuation is still more compelling in the midcap sector.

Opportunity Fund Objective:	Long-Term Capital Appreciation

Primary Asset Category:	Stocks of Medium/ Small-Sized Growth Companies

REALTY FUND	Performance Review — June 30, 2000 — Unaudited

$10,000 Initial Investment Since Inception

	Realty Fund	NAREIT Index

1998	$10,000.00	$10,000.00
6/98	$9,445.82	$9,497.00
1999	$8,143.90	$8,250.00
6/99	$8,573.65	$8,644.00
2000	$7,942.45	$7,869.00
6/00	$9,038.64	$8,906.00

For periods ending June 30, 2000:

		Average Annual
		Total Returns (a)
	6 Months
	Ended	1	2.5 Years
	6/30/00	Year	(b)

Realty Fund	13.80%	5.42%	-3.96%
NAREIT Index	13.18%	3.03%	-4.54%

(a) The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The total return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the NAREIT Index.

(b) Inception of the Realty Fund was January 2, 1998.

(c) Performance for the Realty Fund and the NAREIT Index are so similar that it is difficult to discern the two distinct lines.

	As of	As of
Top Ten Holdings:	6/30/00	12/31/99

Duke-Weeks Realty	4.5%	4.0%
Equity Office Property	4.3%	3.9%
Equity Residential Prop.	4.3%	3.6%*
Apartment Investment Mgt.	4.3%	4.6%
Avalon Bay Comm. Inc.	4.3%	4.4%
Prologis Trust	4.0%	3.3%*
Archstone Comm. Trust	3.9%	3.7%*
Boston Properties, Inc.	3.7%	3.8%
Essex Property Trust, Inc.	3.7%	3.8%
Kimco Realty	3.7%	3.9%
* Not in the Top 10 as of 12/31/99.
How did the Realty Fund perform relative to the market?

The Realty Fund had a rate of return of 13.80% for the first half of 2000 compared to a return of 13.18% for the National Association of Real Estate Investments Trust Index (NAREIT Index.) Real estate investment trust (REIT) securities benefited in the first half of 2000 from increased volatility and uncertainty in the broader market as the Federal reserve endeavored to extend the current economic expansion by raising interest rates. This change in sentiment caused investors to search out companies with stable earnings, predictable cash flows, higher dividends and attractive valuations. REITs fit that definition. A good way to gauge investor sentiment is to monitor flow of funds into mutual funds. In the second quarter alone, REITs saw positive cash flows of $389 million. That is the highest level since the first quarter in 1998. It appears that the solid underlying property fundamentals which fuel stable growth in earnings are gaining recognition in the market.

For the first half of 2000, MidCap stocks have done better than their large-cap counterparts. The Realty Fund has an average market capitalization of $2.4 billion vs. $755 million for the NAREIT index, so while the Fund has a larger capitalization vs. the Index, it still falls within the mid-cap area, and has performed well. Additionally, the Realty Fund also utilizes a growth approach where the estimated earnings growth for 2000 in the Fund is 14.7% vs. the Index’s estimated earnings growth of 7.03%. Expectations are that the current interest rate environment will further restrain new property development. As occupancy levels move up and the amount of new space being brought to the market slows, the price charged to tenants will increase, driving future growth, and benefiting REITs.

The Realty Fund continues to utilize a conservative quality approach when selecting individual securities. The strategy employed focuses on stocks with above average growth prospects within their peer group. The best performing property types through June 2000 were lodging (+19.6%), office/industrial (+16.1%), specialty (+17%) and apartments (+14.8%.) The worst performing property type through June 2000 was health care, which was up 2.3%.

Realty Fund Objective:	Long-Term Capital Growth and Above Average Income

Primary Asset Category:	Real Estate Related Equity Securities

FIXED INCOME FUND	Performance Review — June 30, 2000 — Unaudited

$10,000 Initial Investment Since Inception

		Lehman Intermediate Government
	Fixed Income Fund	Corporate Index

1993	$10,000	$10,000
6/93	$10,694.4	$10,576.2
1994	$10,954.5	$10,832.8
6/94	$10,404.7	$10,549.4
1995	$10,392	$10,623.7
6/95	$11,585.8	$11,644
1996	$12,231.1	$12,253
6/96	$12,061.5	$12,227
1997	$12,611.6	$12,749
6/97	$12,802.6	$13,109
1998	$13,675.9	$13,752
6/98	$14,189.8	$14,229
1999	$14,913.2	$14,912
6/99	$14,441.7	$14,825
2000	$14,363.7	$14,969
6/00	$14,654.4	$15,452

For periods ending June 30, 2000:

		Average Annual
		Total Returns (a)
	6 Months
	Ended	1	5	7.5 Years
	6/30/00	Year	Years	(b)

Fixed Income Fund	2.02%	1.47%	4.81%	5.23%
Lehman Int. G/ C Index	3.22%	4.23%	5.82%	5.97%

(a) The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The average annual total return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Lehman Brothers Intermediate Government Corporate Bond Index.

(b) Inception of the Fixed Income Fund was January 4, 1993.

Quality Allocation

AAA	49.2%
AA	6%
A	36%
BBB	8.8%
How did the Fixed Income Fund perform relative to the market?

The Fixed Income Fund had a rate of return of 2.02% for the first half of 2000 as compared to a return of 3.22% for the Lehman Brothers Intermediate Government/ Corporate Index. The environment during the first six months of the year has been marked by rising interest rates as the Federal Reserve attempted to slow the pace of economic growth and by reduced Treasury bond supply as a result of federal budget surpluses. These two factors have combined to create a phenomenon known as a yield curve inversion, where short-term Treasury yields are higher than long-term Treasury yields. Short rates have been pushed higher by the Federal Reserves tight monetary policy, while long rates have been driven lower by federal budget surpluses. These surpluses have caused the Treasury Department to issue fewer Treasury bonds and buy back longer maturity Treasuries.

In this environment the Fixed Income Fund has lagged the performance of the Index. While the Fund’s longer weighted average maturity was beneficial to performance, the Fund’s emphasis on corporate bonds was detrimental to relative performance. Corporate bonds have lagged Treasuries as less issuance and buy-backs have bolstered Treasury bond prices. However, the fund’s emphasis on corporate bonds should be beneficial going forward as Corporate bond yields return to a more normal historical relationship to Treasuries.

The Fixed Income Fund continues its focus on high-quality securities. Each security within the Fund is rated investment-grade quality by both Moody’s and Standard and Poors, with over 90% of the assets rated “A” or better as indicated in the Quality Allocation Chart on this page. These highly rated securities are considered to have adequate to strong protection of principal and interest payments, and will help provide a stable portfolio valuation as economic circumstances change in the future.

Fixed Income Fund Objective:	Income and Capital Preservation

Primary Asset Category:	Investment-Grade Government/ Corporate Bonds

MUNICIPAL INCOME FUND	Performance Review — June 30, 2000 — Unaudited

$10,000 Initial Investment Since Inception

		Lehman Five-Year G.O. Municipal
	Municipal Income Fund	Index

1994
5/16/94	$10,000.0	$10,000.0
1995	$10,081.2	$10,117.5
6/95	$10,713.1	$10,796.9
1996	$11,177.8	$11,295.1
6/96	$11,185.3	$11,380.7
1997	$11,560.8	$11,819.0
6/97	$11,786.0	$12,094.0
1998	$12,281.4	$12,586.0
6/98	$12,489.1	$12,862.0
1999	$12,919.4	$13,322.0
6/99	$12,699.0	$13,302.0
2000	$12,759.7	$13,415.0
6/00	$13,114.7	$13,789.0

For periods ending June 30, 2000:

		Average Annual
		Total Returns (a)
	6 Months
	Ended	1	5	6.1 Years
	6/30/00	Year	Years	(b)

Municipal Income Fund	2.78%	3.27%	4.13%	4.55%
Lehman 5 Yr. G.O. Index	2.79%	3.66%	5.01%	5.41%

(a) The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The average annual total return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Lehman Five-Year General Obligation Municipal Index.

(b) Inception of the Municipal Income Fund was May 16, 1994.

Quality Allocation

AAA	54.8%
AA	19.8%
A	13.2%
NR	12.2%
How did the Municipal Income Fund perform relative to the market?

The Municipal Income Fund had a total rate of return of 2.78% for the first half of 2000 and compares to a return almost identical to the Lehman Five-Year General Obligation Index of 2.79%. Municipal bonds provided returns very comparable to taxable bond returns during this period and after adjusting for the tax-free nature of the municipal bonds, they substantially outperformed. Municipal bond yields are currently very attractive compared to Treasury bond yields. Investors in all but the very lowest tax brackets pick-up substantial after-tax yield in municipal bonds versus Treasury bonds.

As has been the case since its inception, the credit quality of the Municipal Income Fund remains very high. Over 50% of the securities in the Fund are rated “AAA”, the highest rating category, with over 90% of assets rated in the highest three rating categories AAA, AA, and A. Over 98% of the income generated by the Fund is from Ohio municipal bonds, so most of the income earned is exempt from Ohio State Income Tax in addition to being exempt from Federal Income Taxes.

Municipal Income Fund Objective:	Tax-Free Income and Capital Preservation

Primary Asset Category:	Intermediate-Term Ohio Municipal Bonds

GROWTH FUND
Portfolio of Investments as of June 30, 2000 — Unaudited

Common Stocks	Shares	Dollar Value

Aerospace
General Dynamics Corporation	24,000	1,254,000

Total Aerospace – 2.0%		$1,254,000
Computer Hardware
Sun Microsystems Inc.*	27,080	2,462,587

Total Computer Hardware – 3.9%		$2,462,587
Computer Networking
Cisco Systems, Inc.*	39,600	2,517,075

Total Computer Networking – 3.9%		$2,517,075
Computer Peripheral
EMC Corporation*	44,400	3,416,025
Lexmark International Group*	17,000	1,143,250

Total Computer Peripheral – 7.2%		$4,559,275
Computer Software
Computer Associates Int., Inc.	25,400	1,300,163
Microsoft Corporation*	32,400	2,592,000

Total Computer Software – 6.1%		$3,892,163
Computer Software – Services
America Online Inc.*	9,000	474,750
Compuware Corporation*	44,000	456,500

Total Computer Software – Services – 1.5%		$931,250
Electrical Equipment
General Electric Company	48,690	2,580,570

Total Electrical Equipment – 4.0%		$2,580,570
Electronics – Semi-Conductors
Applied Material Inc.*	14,000	1,268,750
Intel Corporation	16,000	2,139,000
Texas Instruments	26,000	1,785,875

Total Electronics – Semi-Conductors – 8.2%		$5,193,625
Financial – Miscellaneous
American Express Company	27,600	1,438,650
Fannie Mae	25,500	1,330,781

Total Financial – Miscellaneous – 4.3%		$2,769,431
Financial – Regional Banks
Bank of NY Co., Inc.	35,000	1,627,500
Fifth Third Bancorp	22,000	1,391,500
Firstar Corportion	64,000	1,348,000

Total Financial – Reg. Banks – 6.9%		$4,367,000
Health Care – Diverse
Bristol-Myers Squibb Co.	24,000	1,398,000

Total Health Care – Diverse – 2.2%		$1,398,000
Health Care – Drugs
Pfizer, Inc.	41,300	1,982,400
Schering-Plough Corporation	26,000	1,313,000
Smithkline Beecham PLC ADR	22,200	1,447,162

Total Health Care – Drugs – 7.4%		$4,742,562
Health Care – Products
Johnson and Johnson	15,200	1,548,500
Medtronic Corporation	30,870	1,537,712

Total Health Care – Products – 4.9%		$3,086,212
Household Products
Procter & Gamble Company	22,900	1,311,025

Total Household Products – 2.0%		$1,311,025
Industrial Services
Cintas Corporation	32,500	1,192,344

Total Industrial Services – 1.9%		$1,192,344
Manufacturing
Dover Corporation	32,840	1,332,073

Total Manufacturing – 2.1%		$1,332,073
Oil – Domestic
Marathon Group Inc. (USX)	45,325	1,135,958

Total Oil – Domestic – 1.8%		$1,135,958
Oil – International
Exxon Mobil Corporation	23,891	1,875,443
Royal Dutch Petrolem	22,000	1,354,375

Total Oil – International – 5.1%		$3,229,818
Oil & Gas – Drilling & Equipment
Halliburton Company	32,000	1,510,000

Total Oil & Gas – Drilling & Equipment – 2.4%		$1,510,000
Personal Care
Estee Lauder Company	33,000	1,631,438

Total Personal Care – 2.6%		$1,631,438
Retailing
Circuit City Stores	36,000	1,194,750
Kroger Company*	73,000	1,610,562
Staples Inc.*	69,207	1,064,058
Walgreen Company	52,500	1,689,844
Wal-Mart Stores, Inc.	28,000	1,613,500

Total Retailing – 11.3%		$7,172,714

*  Non-income producing security

The accompanying notes are an integral part of the financial statements.

GROWTH FUND
Portfolio of Investments as of June 30, 2000 — Unaudited

Common Stocks	Shares	Dollar Value

Telecommunication Equipment
Lucent Technology, Inc.	24,300	1,439,775

Total Telecomm. Equipment – 2.3%		$1,439,775
Telecommunication – Long Distance
AT & T Corporation	25,000	790,625
Sprint Corporation	30,000	1,530,000

Total Telecommunication – Long Distance – 3.6%		$2,320,625

Total Common Stocks – 97.6%		$62,029,520
(Common Stock Identified Cost $42,339,893)
Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund		1,517,341

Total Cash Equivalents – 2.4%		$1,517,341
(Cash Equivalents Identified Cost $1,517,341)

Total Portfolio Value – 100.0%		$63,546,861
(Total Portfolio Identified Cost $43,857,234)

Other Assets Less Liabilities		$2,017

Total Net Assets		$63,548,878

The accompanying notes are an integral part of the financial statements.

OPPORTUNITY FUND
Portfolio of Investments as of June 30, 2000 — Unaudited

Common Stocks	Shares	Dollar Value

Capital Goods
Danaher Corporation	20,000	988,750
Republic Services Inc.*	40,000	640,000

Total Capital Goods – 2.2%		$1,628,750
Chemicals
Ecolab Inc.	62,000	2,421,875

Total Chemicals – 3.2%		$2,421,875
Communication Equipment
ADC Telecommunications, Inc.*	40,000	3,355,000
American Tower Corp.*	12,000	500,250
Efficient Networks Inc.*	10,000	735,625

Total Comm. Equipment – 6.2%		$4,590,875
Computer Peripheral
EMC Corporation*	52,000	4,000,750
Lexmark Int’l Group Inc.*	10,400	699,400

Total Computer Peripheral – 6.3%		$4,700,150
Computer Software
Allaire Corp.*	10,000	367,500
BMC Software, Inc.*	22,500	820,897
Go.Com*	9,200	109,825
Network Associates*	45,000	916,875
Siebel Systems, Inc.*	11,000	1,799,188
Sungard Data Systems, Inc.*	28,000	868,000
Veritas Software Corp.*	3,500	395,555

Total Computer Software – 7.1%		$5,277,840
Electronics – Equipment
Molex Incorporated	41,250	1,985,156

Total Electronic Equipment – 2.7%		$1,985,156
Electronics – Semiconductors
Altera Corporation*	28,500	2,905,219
Teradyne, Inc.*	31,000	2,278,500
Vitesse Semiconductor Corp.*	38,000	2,795,375

Total Electronics – Semiconductors – 10.7%		$7,979,094
Energy Services
Devon Energy Corporation	44,000	2,472,250
Smith International, Inc.*	36,000	2,621,250

Total Energy Services – 6.9%		$5,093,500
Financial – Brokerage
T. Rowe Price Associates, Inc.	23,000	977,500

Total Financial – Brokerage – 1.3%		$977,500
Financial – Consumer Finance
Metris Companies Inc.	27,000	678,375

Total Financial – Consumer Finance – 0.9%		$678,375
Financial – Insurance
AON Corporation	14,550	451,959
Reliastar Financial Corporation	35,200	1,845,800

Total Financial – Insurance – 3.1%		$2,297,759
Financial – Regional Banks
First Tennessee National Corp.	47,000	778,438
National Commerce Bancorp	30,000	481,875
North Fork Bancorp	61,000	922,625

Total Financial – Regional Banks – 2.9%		$2,182,938
Foods
Tootsie Roll Industries	18,393	643,755

Total Foods – 0.9%		$643,755
Health Care – Drugs
Elan Corporation PLC, ADR*	58,000	2,809,375
Forest Labs Inc. Class A*	30,200	3,050,200
Mylan Laboratories	25,300	461,725
Watson Pharmaceutical*	45,000	2,418,750

Total Health Care – Drugs – 11.8%		$8,740,050
Health Care – Products
Biomet Inc.	45,000	1,729,687
Sybron International Corp.	68,500	1,357,156

Total Health Care – Products – 4.2%		$3,086,843
Household Furniture
Ethan Allen Interiors, Inc.	26,000	624,000

Total Household Furniture – 0.8%		$624,000
Industrial Services
Cintas Corporation	18,300	671,381
G & K Services, Inc., Class A	41,700	1,045,106

Total Industrial Services – 2.3%		$1,716,487
Lodging – Hotel
Royal Caribbean Cruise	30,000	555,000

Total Lodging – Hotel – 0.7%		$555,000
Manufacture – Diverse
Johnson Controls, Inc.	13,000	667,063

Total Manufacture-Diverse – 0.9%		$667,063

*  Non-income producing security

The accompanying notes are an integral part of the financial statements.

________________________________________________________________________________ OPPORTUNITY FUND
Portfolio of Investments as of June 30, 2000 — Unaudited

Common Stocks	Shares	Dollar Value

Natural Gas
National Fuel Gas Company	12,000	585,000
Peoples Energy Corporation	16,000	518,000

Total Natural Gas – 1.5%		$1,103,000
Oil and Gas
Grant Prideco Inc.*	31,000	775,000
Weatherford International	31,000	1,234,188

Total Oil and Gas – 2.7%		$2,009,188
Retailing
Abercrombie and Fitch*	20,000	243,750
BJ’s Wholesale Club Inc.*	68,000	2,244,000
Dollar General Corporation	57,187	1,115,146
Linens ’n Things, Inc.*	19,000	515,375
RadioShack Corporation	33,000	1,563,375

Total Retailing – 7.6%		$5,681,646
Specialty Printing
Valassis Communications Inc.*	17,000	648,125

Total Specialty Printing – 0.9%		$648,125
Telecommunication – Long Distance
Metromedia Fiber Network*	12,000	476,250
Qwest Communications Int’l*	36,150	1,796,203
U.S. Cellular Corp.*	6,000	378,000

Total Telecommunication – Long Distance – 3.6%		$2,650,453
Telecommunication – Services
Broadwing, Inc.	56,000	1,452,500
Century Tele Enterprises, Inc.	53,000	1,523,750
Telephone and Data Systems	11,500	1,152,875

Total Telecommunication – Services – 5.6%		$4,129,125

Total Common Stocks – 97.0%		$72,068,547
(Common Stock Identified Cost $50,161,603)
Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund		2,248,491

Total Cash Equivalents – 3.0%		2,248,491
(Cash Equivalents Identified Cost $2,248,491)

Total Portfolio Value – 100.0%		$74,317,038
(Total Portfolio Identified Cost $52,410,094)

Other Assets Less Liabilities		$(2,198)

Total Net Assets		$74,314,840

*  Non-income producing security

The accompanying notes are an integral part of the financial statements.

REALTY FUND	Portfolio of Investments as of June 30, 2000 — Unaudited

Common Stocks (REITS)	Shares	Dollar Value

Apartments
Apartment Investment and Management, Co.	7,345	317,671
Archstone Communities Trust	13,655	287,608
Avalon Bay Communities, Inc.	7,592	316,966
BRE Properties, Inc.	6,130	177,004
Camden Property Trust	5,815	170,816
Equity Residential Properties Trust	6,975	320,850
Essex Property Trust, Inc.	6,570	275,940
Post Properties, Inc.	5,055	222,420

Total Apartments – 28.3%		$2,089,275
Diversified
Cousins Properties Inc.	5,600	215,600
Vorando Realty Trust	7,500	260,625

Total Diversified – 6.5%		$476,225
Lodging and Hotels
Flecor Lodging Trust	6,100	112,850
Starwood Hotels and Resorts	7,460	241,051
Wyndham International*	29,650	74,125

Total Lodging and Hotels – 5.8%		$428,026
Office and Industrial
AMB Property Corporation	6,700	152,844
Boston Properties, Inc.	7,175	277,134
Cali Realty Corporation	6,795	174,547
Duke Realty Investments	14,860	332,493
Equity Office Properties	11,645	320,965
First Industrial Realty Trust, Inc.	8,680	256,060
Highwoods Properties, Inc.	8,150	195,600
Kilroy Realty Corporation	6,345	164,573
Liberty Property Trust	6,630	171,966
Prentiss Properties Trust	8,350	200,400
Prologis Trust	14,005	298,482
Spieker Properties, Inc.	5,305	250,661

Total Office and Industrial – 37.9%		$2,795,725
Retail
General Growth Properties	7,635	242,411
Kimco Realty Corporation	6,735	276,135
Macerich Company	4,830	106,562
Regency Realty Corporation	6,940	164,825
Simon Properties Group, Inc.	9,745	216,217
Weingarten Realty Investors	2,955	119,308

Total Retail – 15.2%		$1,125,458
Specialty
Pinnacle Holdings Inc.*	3,800	205,200

Total Specialty – 2.8%		$205,200

Total Common Stocks – 96.5%		$7,119,909
(Common Stock Identified Cost $7,558,311)
Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund		261,885

Total Cash Equivalents – 3.5%		$261,885
(Cash Equivalents Identified Cost $261,885)

Total Portfolio Value – 100.0%		$7,381,794
(Total Portfolio Identified Cost $7,820,196)

Other Assets Less Liabilities		$48,623

Total Net Assets		$7,430,417

*  Non-income producing security

The accompanying notes are an integral part of the financial statements.

FIXED INCOME FUND
Portfolio of Investments as of June 30, 2000 – Unaudited

Fixed Income Securities – Bonds	Face	Dollar Value

Bank Bonds – Major Regional
Bank One Corp., 9.875%, 3/1/09	250,000	279,063
Bank One Corp., 7.125%, 5/15/07	400,000	384,500
Comerica Bank Sub. Note, 6.875%, 3/1/08	250,000	232,812
First Union Corp., 7.5%, 7/15/06	500,000	489,375
Mellon Financial Co., 6.70%, 3/1/08	500,000	468,750
PNC Funding Corp., 6.875%, 7/15/07	500,000	473,750
Provident Bank, 6.375%, 1/15/04	500,000	469,375
Star Bank N.A., 6.625%, 12/15/06	475,000	447,688
SunTrust Banks Inc., 6.50%, 1/15/08	500,000	472,500

Total Major Regional Banks – 12.5%		$3,717,813
Bank Bonds – Money Center
Bankers Trust NY Corp., 7.15%, 8/14/12	400,000	368,000

Total Money Center Banks – 1.2%		$368,000
Capital Equipment
Dover Corp., 6.25%, 6/1/08	500,000	460,625
Honeywell, Inc., 7.125%, 4/15/08	400,000	391,000

Total Capital Equipment – 2.9%		$851,625
Chemicals
Hercules, Inc., 6.625%, 6/1/03	250,000	239,688

Total Chemicals – 0.8%		$239,688
Food and Beverage
Procter & Gamble Company Global Bond Issue, 6.60%, 12/15/04	250,000	245,625
Sara Lee Corporation, Medium Term Note, 5.70%, 7/14/00	250,000	250,000

Total Food and Beverage – 1.7%		$495,625
Electric Utilities
Carolina Power & Light Co., 6.75%, 10/1/02	250,000	246,875
Consolidated Edison of New York, 8.125%, 5/1/10	400,000	411,000
Florida Power & Light Group Capital, 7.375%, 6/1/09	500,000	486,875
Midwest Power Corp., 7.00%, 2/15/05	200,000	196,500
National Rural Utilities, 5.70%, 1/15/10	500,000	431,875
Virginia Electric Co., 6.375%, 3/1/04	500,000	508,750

Total Electric Utilities – 7.7%		$2,281,875
Financial – Services
American General Finance, 8.125%, 8/15/09	120,000	120,300
CIT Group Holdings, 8.375%, 11/1/01	250,000	252,187
Household Finance Corp. Senior Note, 6.875%, 3/1/03	700,000	686,000
Merry Land and Investment Co., 7.25%, 6/15/05	500,000	481,250

Total Financial – Services – 5.2%		$1,539,737
Household Products
Alberto-Culver Company, 8.25%, 11/1/05	425,000	428,719

Total Household Products – 1.4%		$428,719
Health Care
McKesson Corp., 6.40%, 3/1/08	400,000	326,500

Total Health Care – 1.1%		$326,500
Natural Gas Utilities
Enron Corp., 6.75%, 8/01/09	600,000	559,500

Total Natural Gas Utilities – 1.9%		$559,500
Petroleum
Amoco Corp. Canada, 7.25%, 12/1/02	200,000	200,500

Total Petroleum – 0.7%		$200,500
Publishing
The Tribune Company, 6.875%, 11/1/06	500,000	485,000

Total Publishing – 1.6%		$485,000
Railroads
CSX Transportation Equipment Trust, 6.07%, 3/15/01	200,000	198,250

Total Railroads – 0.7%		$198,250
Retailing
Gap Inc., 6.90%, 9/15/07	500,000	483,125
Wal-Mart Stores, Inc., 6.375%, 3/1/03	200,000	197,000

Total Retailing – 2.3%		$680,125

The accompanying notes are an integral part of the financial statements.

FIXED INCOME FUND
Portfolio of Investments as of June 30, 2000 – Unaudited

Fixed Income Securities – Bonds	Face	Dollar Value

Services
Hertz Corp., 6.25%, 3/15/09	500,000	447,500

Total Services – 1.5%		$447,500
Telecommunications
AT & T Corp., 6.00%, 3/15/09	500,000	445,625
AT & T Corp., 6.75%, 4/1/04	500,000	488,125
Bellsouth Communications, 5.875%, 1/15/09	500,000	441,250
GTE Corp., 7.51%, 4/1/09	600,000	588,750
Southwestern Bell Corp., 6.375%, 4/1/01	200,000	199,000

Total Telecommunications – 7.3%		$2,162,750
United States Government Agency Obligations (A)
FHLB, 8.65%, 5/25/10	1,000,000	998,750
FHLB, 6.10%, 12/13/10	750,000	694,060
FHLB, 7.03%, 5/6/11	250,000	247,468
FHLMC, 6.005%, 12/8/05	200,000	190,741
FHLMC, 5.95%, 1/19/06	400,000	380,114
FHLMC, 7.1%, 4/10/07	500,000	500,740
FHLMC, 5.125%, 10/15/08	500,000	435,376
FNMA, 7.50%, 2/11/02	200,000	201,749
FNMA, 7.55%, 4/22/02	200,000	202,118
FNMA, 5.75%, 4/15/03	1,000,000	968,993
FNMA, 5.75%, 6/15/05	1,000,000	947,584
FNMA, 5.75%, 2/15/08	500,000	459,600
FNMA, 5.25%, 1/15/09	1,350,000	1,184,687
GNMA, 7.00%, 12/15/25	255,601	248,733
GNMA, 7.50%, 8/15/26	191,020	189,767

Total United States Government Agency Obligations – 26.5%		$7,850,480
United States Government Agency Obligations – Mortgage Backed Securities (A)
FHLMC, CMO Series 1639-PD, 5.60%, 8/15/06	46,640	46,471
FHLMC, CMO Series 1660-G, 6.25%, 7/15/07	250,000	247,193
FHLMC, 15 Year Gold, 7.00%, 3/01/11	180,007	176,801
FHLMC, 8.00%, 6/1/30	1,000,000	1,005,625
FNMA Dus Pool Series 73894, 6.525%, 12/1/03	482,177	470,046
FNMA Series 253300, 7.5%, 5/1/20	994,600	979,991

Total Government Agency Obligations – Mortgage Backed Securities – 9.9%		2,926,127
United States Government Obligations
U.S. Treasury, 7.875%, 8/15/01	400,000	405,875
U.S. Treasury, 7.875%, 11/15/04	500,000	529,091
U.S. Treasury, 6.50%, 8/15/05	500,000	505,312
U.S. Treasury, 6.875%, 5/15/06	500,000	514,532
U.S. Treasury, 7.00%, 7/15/06	500,000	517,969
U.S. Treasury, 6.25%, 2/15/07	500,000	500,469
U.S. Treasury, 6.625%, 5/15/07	500,000	510,312
U.S. Treasury, 5.50%, 2/15/08	400,000	383,000

Total United States Government Obligations – 13.0%		$3,866,560

Total Fixed Income – Bonds – 99.9%		$29,626,374
(Fixed Income Identified Cost $30,766,343)
Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund		32,229

Total Cash Equivalents – 0.1%		$32,229
(Cash Equivalents Identified Cost $32,229)

Total Portfolio Value – 100.0%		$29,658,603
(Total Portfolio Identified Cost $30,798,572)

Other Assets Less Liabilities		$473,024

Total Net Assets		$30,131,627

(A)
Abbreviations:
FHLB –	Federal Home Loan Bank
FHLMC –	Federal Home Loan Mortgage Corporation
FNMA –	Federal National Mortgage Association
GNMA –	Government National Mortgage Association

The accompanying notes are an integral part of the financial statements.

MUNICIPAL INCOME FUND
Portfolio of Investments as of June 30, 2000 — Unaudited

		Dollar
Municipal Income Securities – Bonds	Face	Value

General Obligation – City
Akron, OH, 5.00%, 12/1/05	100,000	100,529
Cleveland, OH, (AMBAC Insured), 4.9%, 9/1/02	50,000	50,291
Columbus, OH, 12.375%, 2/15/07	25,000	35,285
Columbus, OH, Series 2, 5.00%, 6/15/10	100,000	99,408
Columbus, OH, Tax Increment Financing, (AMBAC Insured), 4.9%, 12/1/11	150,000	146,223
Loveland, OH, (AMBAC Insured), 4.9%, 12/1/08	100,000	99,394
Vandalia, OH, 4.80%, 12/1/03	75,000	75,253
Warder Library, OH, 6.25%, 12/1/03	135,000	140,813
Westlake, OH, 4.90%, 12/1/04	50,000	50,289
Youngstown, OH, (AMBAC Insured), 5.10%, 12/1/11	100,000	99,528

Total General Obligation – City – 16.7%		$897,013
General Obligation – County
Belmont County, OH (MBIA Insured), 4.50%, 12/1/11	155,000	143,094
Belmont County, OH (MBIA Insured), 5.10%, 12/1/05	50,000	50,642
Delaware County, OH, 5.25%, 12/1/06	50,000	51,135
Hocking County, OH, 4.90%, 12/1/06	50,000	48,694
Knox County, OH, 4.75%, 12/1/09	60,000	57,574
Montgomery County, OH, 5.30%, 12/1/00	75,000	75,290
Portage County, OH, (MBIA Insured), 5.15%, 12/1/07	75,000	76,055
Trumbull County, OH, (AMBAC Insured), 5.25%, 12/1/05	50,000	50,995
Washington Township, OH, 4.65%, 12/1/05	75,000	72,624

Total General Obligation – County – 11.7%		$626,103
Higher Education
Ohio State Higher Education Facilities, Denison University, 4.90%, 11/1/05	75,000	75,041
University of Cincinnati, OH General Receipts, 4.75%, 6/1/06	50,000	49,656
University of Toledo, OH (Prerefunded), 5.9%, 6/1/20	105,000	109,875

Total Higher Education – 4.4%		$234,572
Hospital/Health
Episcopal Retirement Homes, Ohio Hospital Facility Revenue, 5.00%, 1/1/15	100,000	100,013
Franklin County, OH, The Children’s Hospital Project, 5.20%, 11/1/04	50,000	49,871
Franklin County, OH, Series 1980 (Grant Hospital) (Prerefunded), 10.25%, 12/1/13	65,000	75,927
Hamilton County, OH, Hospital Children’s Hospital Medical Center, (MBIA Insured), 5.25%, 5/15/10	100,000	100,250
Hamilton County, OH, Hospital Facility Revenue, Children’s Hospital, (FGIC Insured), 5.00%, 5/15/06	50,000	50,035
Hamilton County, OH, Twin Towers Health Care Facility, 5.25%, 10/1/09	100,000	95,197
Lorain County, OH, Hospital Facility Revenue, Catholic Healthcare Partners, (MBIA Insured), 6.00%, 9/1/07	50,000	52,695
Lorain County, OH, Revenue Bond, Catholic Healthcare Partners Project (AMBAC Insured), 5.20%, 09/1/10	100,000	99,868
Montgomery County, OH Hospital (Prerefunded), 5.5%, 12/1/10	100,000	102,878
Warren County, OH, Hospital (Prerefunded), 7.3%, 11/15/14	150,000	164,392

Total Hospital/Health – 16.6%		$891,126
Revenue Bonds – Electric
Weatherford, TX Utility System Revenue, (MBIA Insured), 5.10%, 9/1/03	50,000	50,504

Total Revenue Bonds – Electric – 0.9%		$50,504
Revenue Bonds – Transportation
Butler County, OH, Transportation Improvement, (FSA Insured), 5.50%, 4/1/09	100,000	103,156
Ohio State Turnpike Revenue, (Prerefunded), 5.75%, 2/15/24	125,000	131,161
Ohio State Turnpike Revenue, (Prerefunded), 5.5%, 2/15/26	110,000	115,094

Total Revenue Bond – Transportation – 6.5%		$349,411
The accompanying notes are an integral part of the financial statements.

MUNICIPAL INCOME FUND
Portfolio of Investments as of June 30, 2000 — Unaudited

		Dollar
Municipal Income Securities – Bonds	Face	Value

Revenue Bonds – Water and Sewer
Akron, OH, Sewer System, (MBIA Insured), 5.50% 12/1/07	50,000	51,716
Butler, OH, Waterworks System, (FSA Insured), 4.40% 12/1/10	100,000	92,459
Cleveland, OH, Waterworks First Mortgage, Series G (MBIA Insured), 5.25%, 1/1/04	50,000	50,714
Cleveland, OH, Waterworks Revenue, Series I (FSA Insured), 5.25%, 1/1/10	100,000	100,991
Columbus, OH, Water and Sewer, 5.00%, 11/01/06	100,000	100,839
Lorain, OH, Water System, (AMBAC Insured), 4.75%, 4/1/04	50,000	49,912
Miamisburg, OH, Sewer System, (AMBAC Insured), 4.35%, 11/15/02	50,000	49,484
Montgomery County, OH, Solid Waste, (MBIA Insured), 5.125%, 11/1/08	50,000	50,344
Southwest OH, Reg’l Water District Water-works, (MBIA Insured), 5.25%, 12/1/05	50,000	50,971
Warren County, Ohio Water and Sewer Line Extension, Special Assessment Bonds, 5.50%, 12/1/03	50,000	51,257

Total Revenue Bond – Water & Sewer – 12.1%		$648,687
School District
Centerburg, OH, 5.25%, 10/15/01	40,000	40,114
Forest Hills, OH, 4.90%, 12/1/04	100,000	100,579
Gallia County, OH, 5.00%, 3/1/03	25,000	24,937
Gallia County, OH, 5.00%, 3/1/04	25,000	24,883
Indian Valley, OH, (AMBAC Insured), 5.50%, 12/1/06	50,000	51,706
Kings Local, OH, 6.4%, 12/1/13	150,000	164,885
Lakota, OH, 6.25%, 12/1/14	100,000	106,823
Loveland, OH, School General Obligation, 4.40%, 12/1/08	100,000	93,389
Northwestern, OH, 4.65%, 12/1/06	105,000	100,283
Southwestern City, OH, 6.25%, 12/1/05	50,000	52,458
Sycamore, OH, Community School District (AMBAC Insured), 4.6%, 12/1/11	100,000	93,518
West Geauga, OH, (AMBAC Insured), 5.45%, 11/1/04	50,000	51,286
Westlake, OH, 4.85%, 12/1/03	100,000	100,493

Total School District – 18.7%		$1,005,354
State Agency – Building Authority
Ohio State Building Authority, Administration Building Fund, 6.40%, 10/1/01	50,000	51,108
Ohio State Building Authority, Adult Correctional-Series A, 5.50%, 10/01/10	100,000	103,510
Ohio State Building Authority, Juvenile Correction Facilities, 4.375%, 10/1/12	100,000	90,480
Ohio State Building Authority, Ohio Center For The Arts, 5.45%, 10/1/07	100,000	103,245

Total State Agency – Building Authority – 6.5%		$348,343
State Agency – Education
Ohio State Elementary and Secondary Education, (FSA Insured), 5.0%, 12/1/07	100,000	100,362
Ohio State Higher Education Facilities, 5.90%, 12/1/05	50,000	51,643
Ohio State Public Facilities Commission, (MBIA Insured), 4.70%, 06/1/11	100,000	95,068

Total State Agency – Education – 4.6%		$247,073

Total Fixed Income – Municipal Bonds – 98.7%		$5,298,186
(Municipal Bonds Identified Cost $5,361,908)
Cash Equivalents
Federated Ohio Municipal Cash Trust		69,455

Total Cash Equivalents – 1.3%		$69,455
(Cash Identified Cost $69,455)

Total Portfolio Value – 100.0%		$5,367,641
(Total Portfolio Identified Cost $5,431,363)

Other Assets Less Liabilities		$42,311

Total Net Assets		$5,409,952
The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	June 30, 2000 — Unaudited

STATEMENT OF ASSETS AND LIABILITIES

	Stock Funds			Bond Funds

				Fixed	Municipal
	Growth	Opportunity	Realty	Income	Income
	Fund	Fund	Fund	Fund	Fund

Assets:
Investment Securities at Market Value*	$63,546,861	$74,317,038	$7,381,794	$29,658,603	$5,367,641
Dividends and Interest Receivable	$51,887	$55,243	$54,447	$494,033	$45,204

Total Assets	$63,598,748	$74,372,281	$7,436,241	$30,152,636	$5,412,845

Liabilities:
Accrued Management Fees	$49,870	$57,441	$5,824	$21,009	$2,893

Total Liabilities	$49,870	$57,441	$5,824	$21,009	$2,893

Net Assets	$63,548,878	$74,314,840	$7,430,417	$30,131,627	$5,409,952

Net Assets Consist of:
Paid in Capital (see footnote #9)	$42,693,364	$47,982,916	$8,238,849	$31,814,631	$5,467,370
Undistributed Net Investment Income	$21,270	$(50,953)	$29,994	$22,981	$6,304
Undistributed Net Realized Gain (Loss) from Security Transactions	$1,144,617	$4,475,933	$(400,024)	$(566,016)	$0
Net Unrealized Gain (Loss) on Investments	$19,689,627	$21,906,944	$(438,402)	$(1,139,969)	$(63,722)

Net Assets	$63,548,878	$74,314,840	$7,430,417	$30,131,627	$5,409,952

Shares Outstanding	1,919,341	2,038,890	622,758	2,034,196	353,937

Offering, Redemption and Net Asset Value Per Share	$33.11	$36.45	$11.93	$14.81	$15.29

*Identified Cost of Securities	$43,857,234	$52,410,094	$7,820,196	$30,798,572	$5,431,363

The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	June 30, 2000 — Unaudited

STATEMENT OF OPERATIONS

	Stock Funds			Bond Funds

				Fixed	Municipal
	Growth	Opportunity	Realty	Income	Income
	Fund	Fund	Fund	Fund	Fund

	6/30/00	6/30/00	6/30/00	6/30/00	6/30/00

Investment Income:
Interest	$67,271	$110,755	$11,676	$996,935	$132,540
Dividends	$251,164	$161,742	$208,345	$0	$0

Total Investment Income	$318,435	$272,497	$220,021	$996,935	$132,540

Expenses:
Gross Management Fee	$312,804	$340,474	$32,739	$149,300	$26,568
Management Fee Waiver (See accompanying note #3)	$(15,640)	$(17,024)	$(1,637)	$(22,395)	$(9,299)

Total Expenses	$297,164	$323,450	$31,102	$126,905	$17,269

Net Investment Income	$21,271	$(50,953)	$188,919	$870,030	$115,271

Realized and Unrealized Gains (Losses):
Net Realized Gain (Loss) from Security Transactions	$1,144,615	$4,475,932	$(128,022)	$(566,018)	$0
Net Unrealized Gain (Loss) on Investments	$(2,521,293)	$1,647,764	$827,022	$308,153	$31,592

Net Gain (Loss) on Investments	$(1,376,678)	$6,123,696	$699,000	$(257,865)	$31,592

Net Increase (Decrease) in Assets from Operations	$(1,355,407)	$6,072,743	$887,919	$612,165	$146,863

The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	June 30, 2000 — Unaudited

STATEMENT OF CHANGES IN NET ASSETS

	Stock Funds

	Growth Fund		Opportunity Fund		Realty Fund

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	6/30/00	12/31/99	6/30/00	12/31/99	6/30/00	12/31/99

Operations:
Net Investment Income	$21,270	$40,190	$(50,953)	$(44,491)	$188,919 *	$274,739
Net Realized Gain (Loss) from Security Transactions	$1,144,615	$1,071,337	$4,475,932	$2,888,171	$(128,022)	$(232,203)
Net Unrealized Gain (Loss) on Investments	$(2,521,293)	$5,126,367	$1,647,764	$4,152,996	$827,022	$(184,150)

Net Increase (Decrease) in Assets from Operations	$(1,355,408)	$6,237,894	$6,072,743	$6,996,676	$887,919	$(141,614)

Distributions to Shareholders:
Net Investment Income	$0	$(40,539)	$0	$0	$(158,932)	$(274,737)
Net Realized Gain from Security Transactions	$0	$(1,071,330)	$0	$(2,888,176)	$0	$0
Net Return of Capital	$0	$0	$0	$0	$0	$0

Net (Decrease) in Assets from Distributions	$0	$(1,111,869)	$0	$(2,888,176)	$(158,932)	$(274,737)

Capital Share Transactions:
Proceeds From Sale of Shares	$10,199,168	$12,285,288	$8,876,939	$11,278,789	$1,247,120	$1,654,737
Net Asset Value of Shares Issued on Reinvestment of Distributions	$0	$1,006,436	$0	$2,801,257	$31,100	$51,211
Cost of Shares Redeemed	$(7,313,799)	$(4,786,653)	$(3,410,237)	$(3,625,807)	$(436,127)	$(487,761)

Net Increase in Assets from Capital Share Transactions	$2,885,369	$8,505,071	$5,466,702	$10,454,239	$842,093	$1,218,187

Net Change in Net Assets	$1,529,961	$13,631,096	$11,539,445	$14,562,739	$1,571,080	$801,836

Net Assets at Beginning of Period	$62,018,917	$48,387,821	$62,775,395	$48,212,656	$5,859,337	$5,057,501

Net Assets at End of Period	$63,548,878	$62,018,917	$74,314,840	$62,775,395	$7,430,417	$5,859,337

*Net Investment Income on the Realty Fund includes Estimated Return of Capital.

The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	June 30, 2000 — Unaudited

STATEMENT OF CHANGES IN NET ASSETS

	Bond Funds

	Fixed Income Fund		Municipal Income Fund

	Period Ended	Year Ended	Period Ended	Year Ended
	6/30/00	12/31/99	6/30/00	12/31/99

Operations:
Net Investment Income	$870,030	$1,495,577	$115,271	$178,797
Net Realized Gain (Loss) from Security Transactions	$(566,018)	$39,278	$0	$3,253
Net Unrealized Gain (Loss) on Investments	$308,153	$(2,522,908)	$31,592	$(239,989)

Net Increase (Decrease) in Assets from Operations	$612,165	$(988,053)	$146,863	$(57,939)

Distributions to Shareholders:
Net Investment Income	$(847,049)	$(1,495,596)	$(108,967)	$(178,804)
Net Realized Gain from Security Transactions	$0	$(39,265)	$0	$(3,254)

Net (Decrease) in Assets from Distributions	$(847,049)	$(1,534,861)	$(108,967)	$(182,058)

Capital Share Transactions:
Proceeds From Sale of Shares	$5,554,445	$12,474,498	$755,527	$2,148,289
Net Asset Value of Shares Issued on Reinvestment of Dividends/ Gains	$436,548	$886,212	$24,104	$44,667
Cost of Shares Redeemed	$(5,995,604)	$(4,457,580)	$(555,099)	$(735,309)

Net Increase in Assets from Capital Share Transactions	$(4,611)	$8,903,130	$224,532	$1,457,647

Net Change in Net Assets	$(239,495)	$6,380,216	$262,428	$1,217,650

Net Assets at Beginning of Period	$30,371,122	$23,990,906	$5,147,524	$3,929,874

Net Assets at End of Period	$30,131,627	$30,371,122	$5,409,952	$5,147,524

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	GROWTH FUND

Selected Data for a Share Outstanding Throughout the Period for the Growth Fund:

	Unaudited	Year Ended December 31
	1/1/00 to
	6/30/00	1999	1998	1997	1996	1995

Net Asset Value Beginning of Period	$33.86	$30.98	$25.38	$21.16	$18.86	$14.82

Operations:
Net Investment Income	$0.01	$0.02	$0.05	$0.16	$0.19	$0.24
Net Gains (Losses) on Securities (Realized & Unrealized)	$(0.76)	$3.48	$7.32	$7.01	$2.98	$4.41

Total Operations	$(0.75)	$3.50	$7.37	$7.17	$3.17	$4.65

Distributions:
Dividends from Net Investment Income	$0.00	$(0.02)	$(0.05)	$(0.16)	$(0.19)	$(0.24)
Distributions from Net Realized Capital Gains	$0.00	$(0.60)	$(1.72)	$(2.79)	$(0.68)	$(0.37)

Total Distributions	$0.00	$(0.62)	$(1.77)	$(2.95)	$(0.87)	$(0.61)

Net Asset Value End of Period	$33.11	$33.86	$30.98	$25.38	$21.16	$18.86

Total Return	-2.22%	11.31%	29.10%	33.96%	16.85%	31.61%

Net Assets, End of Period (Millions)	$63.55	$62.02	$48.39	$31.90	$21.42	$14.87

Ratios after Fee Waivers: (1)

Ratio of Expenses to Average Net Assets (2)	0.95%	0.95%	0.95%	0.97%	1.00%	1.00%

Ratio of Net Income to Average Net Assets (2)	0.07%	0.07%	0.19%	0.65%	0.99%	1.42%

Portfolio Turnover Rate	16.24%	29.84%	39.71%	54.44%	26.78%	52.91%

(1)	The Adviser amended the management agreement on 11/18/98 to reduce the maximum management fee on the Growth Fund from 1.30% to 1.00%. The Adviser further waived the maximum management fee to sustain a fee of 0.95%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2003. As of 6/30/00, assuming no waiver of management fee expenses, the Growth Fund ratios would have been: Expenses to Average Net Assets: 1.00% and Net Income to Average Net Assets: 0.02%. (See note #3)

(2)	Ratios annualized in 2000.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	OPPORTUNITY FUND

Selected Data for a Share Outstanding Throughout the Period for the Opportunity Fund:

	Unaudited	Year Ended December 31
	1/1/00 to
	6/30/00	1999	1998	1997	1996	1995

Net Asset Value Beginning of Period	$33.40	$31.10	$26.44	$22.65	$19.42	$15.70

Operations:
Net Investment Income	$(0.03)	$(0.02)	$(0.02)	$0.03	$0.06	$0.08
Net Gains (Losses) on Securities (Realized & Unrealized)	$3.08	$3.94	$5.02	$6.13	$4.43	$3.89

Total Operations	$3.05	$3.92	$5.00	$6.16	$4.49	$3.97

Distributions:
Dividends from Net Investment Income	$0.00	$0.00	$0.00	$(0.03)	$(0.06)	$(0.08)
Distributions from Net Realized Capital Gains	$0.00	$(1.62)	$(0.34)	$(2.34)	$(1.20)	$(0.17)

Total Distributions	$0.00	$(1.62)	$(0.34)	$(2.37)	$(1.26)	$(0.25)

Net Asset Value End of Period	$36.45	$33.40	$31.10	$26.44	$22.65	$19.42

Total Return	9.13%	12.65%	18.93%	27.26%	23.10%	25.27%

Net Assets, End of Period (Millions)	$74.31	$62.78	$48.21	$35.06	$22.09	$15.19

Ratios after Fee Waivers: (1)

Ratio of Expenses to Average Net Assets (2)	0.95%	0.95%	0.95%	0.97%	1.00%	1.00%

Ratio of Net Income to Average Net Assets (2)	(0.15%)	(0.08%)	(0.06%)	0.11%	0.28%	0.59%

Portfolio Turnover Rate	17.22%	40.71%	41.46%	55.05%	46.43%	62.15%

(1)	The Adviser amended the management agreement on 11/18/98 to reduce the maximum management fee on the Opportunity Fund from 1.30% to 1.00%. The Adviser further waived the maximum management fee to sustain a fee of 0.95%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2003. As of 6/30/00, assuming no waiver of management fee expenses, the Opportunity Fund ratios would have been: Expenses to Average Net Assets: 1.00% and Net Income to Average Net Assets: (0.20%). (See note #3)

(2)	Ratios annualized in 2000.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	REALTY FUND

Selected Data for a Share Outstanding Throughout the Period for the Realty Fund:

		Year Ended December
	Unaudited	31
	1/1/00 to
	6/30/00	1999	1998

Net Asset Value Beginning of Period	$10.72	$11.54	$15.00

Operations:
Net Investment Income	$0.26	$0.54	$0.61
Net Return of Capital	$0.04	$0.11	$0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	$1.17	$(0.93)	$(3.46)

Total Operations	$1.47	$(0.28)	$(2.73)

Distributions:
Dividends from Net Investment Income	$(0.26)	$(0.54)	$(0.61)
Distributions from Return of Capital	$0.00	$0.00	$(0.12)
Distributions from Net realized Capital Gains	$0.00	$0.00	$0.00

Total Distributions	$(0.26)	$(0.54)	$(0.73)

Net Asset Value End of Period	$11.93	$10.72	$11.54

Total Return	13.80%	(2.47%)	(18.56%)

Net Assets, End of Period (Millions)	$7.43	$5.86	$5.10

Ratios after Fee Waivers: (1)

Ratio of Expenses to Average Net Assets (2)	0.95%	0.95%	0.48%

Ratio of Net Income to Average Net Assets (2)	5.76%	4.93%	5.17%

Portfolio Turnover Rate	0.95%	11.21%	12.07%

(1)	The Adviser amended the management agreement on 11/18/98 to reduce the maximum management fee on the Realty Fund from 1.30% to 1.00%. The Adviser waived the management fee in entirety for the period 1/1/98-6/30/98. The Adviser waived the maximum management fee to sustain a fee of 0.95% for the period 7/1/98-12/31/98, and through 1999. The Adviser intends the final fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2003. As of 6/30/00, assuming no waiver of management fee expenses, the Realty Fund ratios would have been: Expenses to Average Net Assets: 1.00% and Net Income to Average Net Assets: 5.71%. (See note #3)

(2)	Ratios annualized in 2000.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	FIXED INCOME FUND

Selected Data for a Share Outstanding Throughout the Period for the Fixed Income Fund:

	Unaudited	Year Ended December 31
	1/1/00 to
	6/30/00	1999	1998	1997	1996	1995

Net Asset Value Beginning of Period	$14.93	$16.36	$15.84	$15.45	$15.84	$14.20

Operations:
Net Investment Income	$0.43	$0.81	$0.86	$0.88	$0.86	$0.83
Net Gains (Losses) on Securities (Realized & Unrealized)	$(0.13)	$(1.41)	$0.55	$0.39	$(0.39)	$1.64

Total Operations	$0.30	$(0.60)	$1.41	$1.27	$0.47	$2.47

Distributions:
Dividends from Net Investment Income	$(0.42)	$(0.81)	$(0.86)	$(0.88)	$(0.86)	$(0.83)
Distributions from Net Realized Capital Gains	$0.00	$(0.02)	$(0.03)	$0.00	$0.00	$0.00

Total Distributions	$(0.42)	$(0.83)	$(0.89)	$(0.88)	$(0.86)	$(0.83)

Net Asset Value End of Period	$14.81	$14.93	$16.36	$15.84	$15.45	$15.84

Total Return	2.02%	(3.68%)	9.05%	8.44%	3.11%	17.70%

Net Assets, End of Period (Millions)	$30.13	$30.37	$24.00	$18.87	$16.14	$15.97

Ratios after Fee Waivers: (1)

Ratio of Expenses to Average Net Assets (2)	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Ratio of Net Income to Average Net Assets (2)	5.78%	5.45%	5.40%	5.67%	5.56%	5.54%

Portfolio Turnover Rate	15.44%	13.66%	24.89%	29.33%	14.04%	4.95%

(1)	The Adviser amended the management agreement on 11/18/98 to reduce the maximum management fee on the Fixed Income Fund from 1.15% to 1.00%. The Adviser further waived the maximum management fee to sustain a fee of 0.85%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2003. As of 6/30/00, assuming no waiver of management fee expenses, the Fixed Income Fund ratios would have been: Expenses to Average Net Assets: 1.00% and Net Income to Average Net Assets: 5.63%. (See note #3)

(2)	Ratios annualized in 2000.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	MUNICIPAL INCOME FUND

Selected Data for a Share Outstanding Throughout the Period for the Municipal Income Fund:

	Unaudited	Year Ended December 31
	1/1/00 to
	6/30/00	1999	1998	1997	1996	1995

Net Asset Value Beginning of Period	$15.18	$15.99	$15.88	$15.57	$15.68	$14.73

Operations:
Net Investment Income	$0.33	$0.60	$0.64	$0.64	$0.63	$0.63
Net Gains (Losses) on Securities (Realized & Unrealized)	$0.09	$(0.80)	$0.18	$0.32	$(0.11)	$0.96

Total Operations	$0.42	$(0.20)	$0.82	$0.96	$0.52	$1.59

Distributions:
Dividends from Net Investment Income (1)	$(0.31)	$(0.60)	$(0.64)	$(0.64)	$(0.63)	$(0.63)
Distributions from Net Realized Capital Gains	$0.00	$(0.01)	$(0.07)	$(0.01)	$0.00	$(0.01)

Total Distributions	$(0.31)	$(0.61)	$(0.71)	$(0.65)	$(0.63)	$(0.64)

Net Asset Value End of Period	$15.29	$15.18	$15.99	$15.88	$15.57	$15.68

Total Return	2.78%	(1.24%)	5.19%	6.23%	3.43%	10.88%

Net Assets, End of Period (Millions)	$5.41	$5.15	$3.93	$3.90	$2.81	$2.28

Ratios after Fee Waivers: (2)

Ratio of Expenses to Average Net Assets (3)	0.65%	0.65%	0.65%	0.63%	0.75%	0.68%

Ratio of Net Income to Average Net Assets (3)	4.33%	4.03%	4.01%	4.19%	4.18%	4.28%

Portfolio Turnover Rate	0.00%	8.44%	20.70%	9.95%	6.25%	7.81%

(1)	All distributions are Federally tax exempt.

(2)	The Adviser amended the management agreement on 11/18/98 to reduce the maximum management fee on the Municipal Income Fund from 1.15% to 1.00%. The Adviser further waived the maximum management fee to sustain a fee of 0.65%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2003. As of 6/30/00, assuming no waiver of management fee expenses, the Municipal income Fund ratios would have been: Expenses to Average Net Assets: 1.00% and Net Income to Average Net Assets: 3.98%. (See note #3)

(3)	Ratios annualized in 2000

The accompanying notes are an integral part of the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
Unaudited

1)  Organization:

The Growth Fund, Fixed Income Fund, Opportunity Fund, Municipal Income Fund, and the Realty Fund are each series of the Johnson Mutual Funds Trust, and are registered under the Investment Company Act of 1940, as amended, as no-load, open-end investment companies. The Johnson Mutual Funds Trust was established as an Ohio business trust under Declaration of Trust dated September 30, 1992. The Growth and Fixed Income Funds began offering their shares publicly on January 4, 1993. The Opportunity and Municipal Income Funds began offering their shares publicly on May 16, 1994. The Realty Fund began offering its shares publicly on January 2, 1998.

The investment objective of the Growth Fund is long term capital growth. The investment objective of the Opportunity Fund is long term capital growth. The investment objective of the Fixed Income Fund is a high level of income over the long term consistent with preservation of capital. The investment objective of the Municipal Income Fund is a high level of federally tax-free income over the long term consistent with preservation of capital. The investment objective of the Realty Fund is above average income and long term capital growth. The Realty Fund invest primarily in real estate related equity securities.

2)  Summary of Significant Accounting Policies:

Security Valuation and Transactions:

The investments in securities are carried at market value. The market quotation used for common stocks which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price of the day, determined as of the close of the New York Stock Exchange at 4:00 p.m. Eastern Time. In absence of a sale price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.

Fixed income securities are valued by using independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When prices are not readily available from a pricing service, or when illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days are valued by using the amortized cost method of valuation. Purchases and sales of securities are recorded on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Income and Realized Capital Gains and Losses on Investment Securities:

Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend and interest income are recorded net of foreign taxes. Gains and losses on sales of investments are calculated using the specific identification method.

Income Taxes:

It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the calendar year, any remaining net investment income and net realized capital gains to comply with the special provisions of the Internal Revenue Code available to registered investment companies. Accordingly, no tax provision is required.

3)  Investment Advisory Agreement:

The investment advisory agreement provides that Johnson Investment Counsel, Inc. (the Adviser) will pay all of the Funds’ operating expenses, excluding brokerage fees and commissions, taxes, interest and extraordinary expenses. The Growth Fund, Opportunity Fund and Realty Fund paid the Adviser a management fee at the annual rate of 0.95% of each Funds’ average daily net assets, which was accrued daily and paid monthly. The Fixed Income Fund paid the Adviser a management fee at the annual rate of 0.85% of the Fund’s average daily net assets, and the Municipal Income Fund paid the Adviser a management fee at the annual rate of 0.65% of the Fund’s average daily net assets, both of which are accrued daily and paid monthly.

NOTES TO THE FINANCIAL STATEMENTS
Unaudited

3)  Investment Advisory Agreement, continued:

The Adviser received management fees for the period January 1 — June 30, 2000 as indicated below. These fees are after the Adviser waived part of the management fees on each of the funds from the maximum of 1.00% to the effective fee ratios listed below. The Adviser intends the fee waivers to be permanent, although the Adviser has the right to remove these fee waivers any time after April 30, 2003.

			Effective
		Fee	Fee	Fee	Management
Fund	Fee	Waiver	Ratio	Waiver	Fee

Growth Fund	1.00%	0.05%	0.95%	$(15,640)	$297,164
Opportunity Fund	1.00%	0.05%	0.95%	$(17,024)	$323,450
Realty Fund	1.00%	0.05%	0.95%	$(1,637)	$31,102
Fixed Income Fund	1.00%	0.15%	0.85%	$(22,395)	$126,905
Municipal Income Fund	1.00%	0.35%	0.65%	$(9,299)	$17,269

4)  Related Party Transactions:

All officers and one trustee of the Johnson Mutual Funds Trust are employees of Johnson Investment Counsel, Inc., the Adviser. There are three independent Trustees. Each of the three independent Trustees received compensation during the 6 months ending June 30, 2000 of $2,500 for his responsibilities as trustee and has received no additional compensation from the Trust. Total Compensation for the Trustees, as a group was $7,500 for the period and as a group they received no additional compensation from the Trust.

The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2000, Johnson Investment Counsel, Inc. and entities which the Adviser could be deemed to control or have discretion over owned in aggregate more than 25% of the Growth Fund, Opportunity Fund, Realty Fund, Fixed Income Fund, and the Municipal Income Fund.

Johnson Financial, Inc. is a wholly owned subsidiary of Johnson Investment Counsel, Inc., the Adviser. Johnson Financial, Inc. provides transfer agency, fund accounting, and administration services to the Funds. These services are paid for by the Adviser.

5)  Purchases and Sales of Securities:

During the 6 months ended June 30, 2000, purchases and sales of investment securities aggregated:

	Investment Securities Other Than
	Short Term Investments and
	U.S. Government Obligations		U.S. Government Obligations

Fund	Purchases	Sales	Purchases	Sales

Growth Fund	$13,054,829	$10,247,029	$0	$0
Opportunity Fund	$17,030,451	$11,837,498	$0	$0
Realty Fund	$923,618	$61,367	$0	$0
Fixed Income Fund	$5,219,706	$4,389,497	$0	$202,891
Municipal Income Fund	$559,787	$0	$0	$0

6)  Capital Share Transactions:

As of June 30, 2000, there were an unlimited number of capital shares of no par value authorized. Each Fund records purchases of its capital shares at the daily net asset value next determined after receipt of a shareholder’s check or wire and application in proper form. Redemptions are recorded at the net asset value next determined following receipt of a shareholder’s written or telephone request in proper form.

NOTES TO THE FINANCIAL STATEMENTS
Unaudited

Capital Share Transactions for the Period January 1 — June 30, 2000:

				Fixed	Municipal
	Growth	Opportunity	Realty	Income	Income
	Fund	Fund	Fund	Fund	Fund

Shares Sold to Investors	309,374	260,748	113,316	373,260	49,686
Shares Issued on Reinvestment Dividends	0	0	2,682	29,420	1,579

Subtotal	309,374	260,748	115,998	402,680	51,265
Shares Redeemed	(221,463)	(101,294)	(40,039)	(403,024)	(36,498)

Net Increase/ Decrease During Period	87,911	159,454	75,959	(344)	14,767

Shares Outstanding:
December 31, 1999 (Beginning of Period)	1,831,430	1,879,436	546,799	2,034,540	339,170

June 30, 2000 (End of Period)	1,919,341	2,038,890	622,758	2,034,196	353,937

7)  Security Transactions:

For Federal income tax purposes, the cost of investments owned on June 30, 2000 was the same as identified cost. As of June 30, 2000 the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

			Net
			Appreciation
Fund	Appreciation	(Depreciation)	(Depreciation)

Growth Fund	$23,765,826	$(4,076,199)	$19,689,627
Opportunity Fund	$27,319,899	$(5,412,955)	$21,906,944
Realty Fund	$390,883	$(829,285)	$(438,402)
Fixed Income Fund	$74,618	$(1,214,587)	$(1,139,969)
Municipal Income Fund	$30,487	$(94,209)	$(63,722)

8)  Estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

9)  Net Investment Income and Net Realized Capital Losses — Realty Fund:

The net investment income on the Realty Fund includes estimated return of capital as of June 30, 2000.

As of June 30, 2000, the Realty Fund had accumulated net realized capital loss carryovers of $(99,788) expiring in 2006 and $(232,203) expiring in 2007. To the extent that the Realty Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.

Trustees and Officers

Timothy E. Johnson	Trustee, President
John W. Craig	Independent Trustee
Ronald H. McSwain	Independent Trustee
Kenneth S. Shull	Independent Trustee

Dale H. Coates	Vice President
Richard T. Miller	Vice President
Dianna J. Rosenberger	CFO, Treasurer
David C. Tedford	Secretary

Transfer Agent and Fund Accountant

Johnson Financial, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247
(513) 661-3100 (800) 541-0170

Custodian

The Provident Bank
Three East Fourth Street
Cincinnati, Ohio 45202

Auditors

McCurdy & Associates CPA’s, Inc.
27955 Clemens Road
Westlake, Ohio 44145

Legal Counsel

Brown, Cummins & Brown Co., L.P.A.
3500 Carew Tower
Cincinnati, Ohio 45202

This report is authorized for distribution to prospective investors only when accompanied or preceded by the Trust’s prospectus, which illustrates each Fund’s objectives, policies, management fees, and other information that may be helpful in making an investment decision.

Investment Company Act #811-7254